UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centaurus Capital LP
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Address:   33 Cavendish Square, 16th Floor
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           London, W1G OPW, United Kingdom
           --------------------------------------------------

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Form 13F File Number:  028-11856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Leary
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Title:     Director of Centaurus Capital Limited, in its capacity as
             General Partner of Centaurus Capital LP
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Phone:     011 44 20 7 852 3800
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Signature, Place, and Date of Signing:

       /s/ Paul Leary             London, United Kingdom          11/13/06
       ------------------------   ------------------------------  --------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        1
                                               -------------

Form 13F Information Table Value Total:        $31,862
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No. Form 13F File Number Name

    1               028-11857                  Centaurus Capital Limited
---------          ------------              -----------------------------


CENTAURUS CAPITAL LP
FORM 13F
30-Sep-2006

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



                                                        Value      Sh/        Sh/   Put/   Investment  Other
Name of Issuer           Title of class    CUSIP       (x$1000)    Prn Amt    Prn   Call   Discretion  Managers  Sole  Shared None
--------------------     ----------------  ---------   --------    --------   ---   ----   ----------  --------  ----  ------ -----
POSCO                    SPONSORED ADR     693483109     31862      491700    SH            OTHER          1       0   491700    0

REPORT SUMMARY                          1 DATA RECORDS          TOTAL: 31862
